Label	Element	Value
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Section
Objective [Heading]	oef_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The investment objective of the MFG Core Infrastructure Fund (formerly, the Frontier MFG Core Infrastructure Fund) (the “Fund”) is long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2026
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2025.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement included in the table above is reflected only through October 31, 2026.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	13.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of infrastructure companies. Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (“REITs”) of infrastructure companies. The Fund will concentrate in the infrastructure sector and utilities industry. The Fund will invest in both U.S. and non-U.S. companies of all market capitalizations, with a minimum market capitalization of U.S. $500 million at the time of investment. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy.

The Fund’s subadviser, Magellan Asset Management Limited doing business as Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a diversified portfolio of securities of infrastructure companies that Magellan Investment Partners has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. The Fund’s portfolio will typically comprise 70-100 securities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to those of a broad measure of market performance and the Fund’s benchmark index. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.mfg-funds.com or by calling toll-free to 1-888-825-2100.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.mfg-funds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The Fund’s return from January 1, 2025, through September 30, 2025, was 21.18%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

15.27% (3rd quarter, 2024)	(16.90)% (1st quarter, 2020)

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The Fund’s return from January 1, 2025, through September 30, 2025, was
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	21.18%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	15.27%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(16.90%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns(1) (For the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Market Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, tariffs and the ongoing wars in Europe and the Middle East. Uncertainties regarding the future of the Federal Reserve’s monetary policy, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Common Stocks Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Stock Selection Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Stapled Securities Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | REIT Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. Changes in tax laws may also result in unfavorable tax treatment of REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Foreign Securities Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Emerging Markets Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Currency Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Management Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and is dependent on the decisions of the portfolio management team to achieve the Fund’s investment objective.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Shareholder Ownership and Concentration Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Shareholder Ownership and Concentration Risks. A large percentage of the Fund’s shares are held by financial intermediaries and institutional investors. In many cases, the Fund does not have visibility as to the underlying beneficial owners of the Fund’s shares. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s expenses.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Infrastructure and Utilities Concentration Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Infrastructure and Utilities Concentration Risks. The Fund’s investments in infrastructure and utilities companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Specific infrastructure assets in which the Fund invests may be subject to additional risks relating to communication, energy, social, transportation and utilities infrastructure companies.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Small- and Medium-Capitalization Company Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Large Capitalization Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Cybersecurity Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Servicing Fee	oef_Component1OtherExpensesOverAssets	0.00%
Additional Other Expenses	oef_Component2OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.78%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 940
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Servicing Fee	oef_Component1OtherExpensesOverAssets	0.15%
Additional Other Expenses	oef_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.92%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.65%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,107
Frontier MFG Core Infrastructure Fund | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.67%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.17%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.95%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.51%	[3]
Frontier MFG Core Infrastructure Fund | S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.10%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.28%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.92%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.74%	[3]
Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(1.03%)
Annual Return [Percent]	oef_AnnlRtrPct	6.18%
Annual Return [Percent]	oef_AnnlRtrPct	20.25%
Annual Return [Percent]	oef_AnnlRtrPct	(6.61%)
Annual Return [Percent]	oef_AnnlRtrPct	28.01%
Annual Return [Percent]	oef_AnnlRtrPct	(1.39%)
Annual Return [Percent]	oef_AnnlRtrPct	13.83%
Annual Return [Percent]	oef_AnnlRtrPct	(7.66%)
Annual Return [Percent]	oef_AnnlRtrPct	4.85%
Annual Return [Percent]	oef_AnnlRtrPct	5.22%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.22%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.72%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.62%	[3]
Performance Inception Date	oef_PerfInceptionDate	Jan. 18, 2012
Frontier MFG Core Infrastructure Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.03%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.05%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.50%	[3]
Frontier MFG Core Infrastructure Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.12%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.24%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.59%	[3]
Frontier MFG Core Infrastructure Fund | Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.08%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.61%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.06%	[3]
Performance Inception Date	oef_PerfInceptionDate	Jul. 15, 2016

[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2025.
[2]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board of Directors of the Company.
[3]	The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.